Unaudited Condensed Consolidated Balance Sheets - USD ($)		Dec. 31, 2024	Jun. 30, 2024
Current assets:
Cash and cash equivalents		$ 1,747,822	$ 748,099
Advanced to suppliers			2,941
Accounts receivables, net		101,974	47,753
Prepaid expenses and other current assets, net		437,478	539,531
Inventories, net		1,490	600,876
Total current assets		2,288,764	1,955,795
Non-current assets:
Property and equipment, net		2,534,424	3,599,546
Intangible assets, net		2,175,601	2,362,417
Right-of-use assets		1,262,111	547,214
Deferred tax assets		175,788	502,965
Total non-current assets		6,147,924	7,012,142
TOTAL ASSETS		8,436,688	8,967,937
Current liabilities:
Accounts payables		80,041	430,510
Contract liabilities		18,066	3,776,879
Accrued expenses and other current liabilities		3,649,378	2,663,779
Operating lease liabilities - current		339,542	190,023
Total current liabilities		5,250,943	7,074,203
Non-current liabilities:
Contract liabilities			1,376,046
Long-term loans		1,369,994	1,376,046
Operating lease liabilities - non-current		1,014,240	335,241
Other non-current liabilities		1,045,463	1,025,051
Total non-current liabilities		5,931,078	6,472,531
TOTAL LIABILITIES		11,182,021	13,546,734
Shareholders’ deficit:
Ordinary shares (par value of US$0.0001 per share; 500,000,000 ordinary shares authorized, 57,080,546 and 57,080,546 ordinary shares issued and outstanding as of December 31, 2024 and June 30, 2024, respectively) *	[1]	5,708	5,708
Accumulated deficit		(3,018,659)	(4,898,117)
Accumulated other comprehensive income		267,618	313,612
Total shareholders’ deficit		(2,745,333)	(4,578,797)
TOTAL LIABILITIES AND SHAREHOLDERS’ DEFICIT		8,436,688	8,967,937
Related Party
Current assets:
Amounts due from a related party			16,595
Current liabilities:
Amounts due to a related party		1,163,916	13,012
Non-current liabilities:
Amounts due to a related party, non-current		$ 2,501,381	$ 2,360,147

[1]	The shares are related to the reverse recapitalization for the business combination and reorganization for the founding shareholders are presented on a retroactive basis to reflect both the reverse recapitalization and the reorganization.